First-time Adoption - Reconciliation of Statement of Income Pursuant to First Time Adoption of IFRS (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2020
Sales revenues
Sales of products	¥ 7,605,418	¥ 7,061,014	¥ 17,922,573	¥ 21,338,170	¥ 27,693,693
Financial services		547,917		1,629,038	2,172,854
Total sales revenues	8,150,032	7,608,931	19,525,255	22,967,208	29,866,547
Costs and expenses
Cost of products sold		5,866,014		17,767,373	23,103,596
Cost of financial services		360,742		1,013,940	1,381,755
Selling, general and administrative	668,762	742,078	1,846,356	2,146,579	2,981,965
Total costs and expenses	7,162,092	6,968,834	18,017,334	20,927,893	27,467,315
Operating income	987,941	640,097	1,507,922	2,039,315	2,399,232
Share of profit (loss) of investments accounted for using the equity method	125,084	75,836	201,474	275,702	310,247
Other finance income	52,879	61,093	220,854	202,796	305,846
Other finance costs	(9,859)	(11,851)	(33,096)	(34,400)	(47,155)
Foreign exchange gain (loss), net	(622)	26,326	(12,808)	(56,986)	(94,619)
Other income (loss), net	(14,249)	(19,559)	(14,356)	(32,667)	(80,607)
Income before income taxes	1,141,174	771,941	1,869,989	2,393,760	2,792,942
Income tax expense	273,666	185,748	371,292	623,575	681,817
Net income	867,508	586,193	1,498,697	1,770,185	2,111,125
Net income attributable to [abstract]
Toyota Motor Corporation	838,696	559,298	1,468,064	1,708,838	2,036,140
Non-controlling interests	28,812	26,894	30,633	61,347	74,985
Net income	¥ 867,508	586,193	¥ 1,498,697	1,770,185	2,111,125
Previous GAAP [member]
Sales revenues
Sales of products		6,996,181		21,202,842	27,759,749
Financial services		548,388		1,627,322	2,170,243
Total sales revenues		7,544,569		22,830,164	29,929,992
Costs and expenses
Cost of products sold		5,787,954		17,628,319	23,142,744
Cost of financial services		360,705		1,014,831	1,379,620
Selling, general and administrative		741,463		2,128,231	2,964,759
Total costs and expenses		6,890,122		20,771,381	27,487,123
Operating income		654,447		2,058,783	2,442,869
Other finance income		66,610		192,831	232,870
Other finance costs		(3,469)		(18,315)	(32,217)
Foreign exchange gain (loss), net		18,872		(42,295)	(79,020)
Unrealized gains (losses) on equity securities		215,030		360,457	(24,600)
Other income (loss), net		(19,196)		(35,682)	14,705
Income before income taxes		932,294		2,515,779	2,554,607
Income tax expense		265,901		740,549	683,430
Equity in earnings of affiliated companies		97,470		303,422	271,152
Net income		763,863		2,078,652	2,142,329
Net income attributable to [abstract]
Toyota Motor Corporation		738,034		2,013,010	2,076,183
Non-controlling interests		25,829		65,642	66,146
Net income		763,863		2,078,652	2,142,329
Effect of transition to IFRSs [member]
Costs and expenses
Cost of products sold		(2,050)		(9,132)	(12,761)
Selling, general and administrative		(1,060)		(3,125)	(3,391)
Total costs and expenses		(3,111)		(12,257)	(16,153)
Operating income		3,111		12,257	16,153
Share of profit (loss) of investments accounted for using the equity method		97,470		303,422	271,152
Other finance income		5,734		20,387	77,241
Other finance costs		(321)		(1,698)	(2,573)
Other income (loss), net		(8,524)		(30,946)	(90,821)
Income before income taxes		97,470		303,422	271,152
Equity in earnings of affiliated companies		(97,470)		(303,422)	(271,152)
Adjustment of recognition and measurement [Member]
Sales revenues
Sales of products		64,833		135,328	(66,056)
Financial services		(470)		1,717	2,611
Total sales revenues		64,362		137,044	(63,445)
Costs and expenses
Cost of products sold		80,110		148,186	(26,387)
Cost of financial services		38		(890)	2,134
Selling, general and administrative		1,675		21,473	20,597
Total costs and expenses		81,823		168,769	(3,655)
Operating income		(17,460)		(31,724)	(59,790)
Share of profit (loss) of investments accounted for using the equity method		(21,634)		(27,720)	39,094
Other finance income		(11,252)		(10,422)	(4,266)
Other finance costs		(8,061)		(14,387)	(12,365)
Foreign exchange gain (loss), net		7,454		(14,691)	(15,599)
Unrealized gains (losses) on equity securities		(215,030)		(360,457)	24,600
Other income (loss), net		8,161		33,962	(4,491)
Income before income taxes		(257,823)		(425,440)	(32,817)
Income tax expense		(80,152)		(116,973)	(1,613)
Net income		(177,671)		(308,467)	(31,204)
Net income attributable to [abstract]
Toyota Motor Corporation		(178,736)		(304,172)	(40,043)
Non-controlling interests		1,065		(4,295)	8,839
Net income		¥ (177,671)		¥ (308,467)	¥ (31,204)